Deferred Tax Assets and (Liabilities) (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of deferred taxes
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2023	At 1 July 2022 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2023 £’000
Accelerated capital allowances	£434	£—	£(465)	£—	£—	£(31)
Tax losses	3,627	(111)	8,995	—	—	12,511
Share-based compensation	9,844	(35)	(1,927)	—	(3,919)	3,963
Intangible assets	(6,008)	191	1,901	(6,455)	—	(10,371)
Other temporary differences	(1,505)	45	652	269	—	(539)
Total	£6,392	£90	£9,156	£(6,186)	£(3,919)	£5,533

Deferred tax 2022	At 1 July 2021 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Acquisition £’000	Charge to Equity £’000	At 30 June 2022 £’000
Accelerated capital allowances	£595	£—	£(161)	£—	£—	£434
Tax losses	2,987	355	285	—	—	3,627
Share-based compensation	13,143	—	1,802	—	(5,101)	9,844
Intangible assets	(6,824)	(30)	1,136	(290)	—	(6,008)
Other temporary differences	55	208	(1,768)	—	—	(1,505)
Total	£9,956	£533	£1,294	£(290)	£(5,101)	£6,392
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2023 £’000	2022 £’000
Deferred tax assets	20,156	17,218
Deferred tax liabilities	(14,623)	(10,826)
Net deferred tax	5,533	6,392